Additional capital disclosures	12 Months Ended
Mar. 31, 2018
Additional Capital Disclosures [Abstract]
Additional capital disclosures
38.	Additional capital disclosures

The Group's capital management objectives are (a) to ensure the Group's ability to continue as a going concern and (b) to provide an adequate return to shareholders. The Group has not distributed any dividend to its shareholders since the date of initial public offering. The Group monitors gearing ratio i.e. total debt in proportion to its overall financing structure, i.e. equity and debt. Total debt comprises of all liabilities of the Group. The Group manages the capital structure and makes adjustments to it in the light of changes in economic conditions and the risk characteristics of the underlying assets.

	March 31, 2018	March 31, 2017
Total equity (A)	$241,608,876	$303,224,421
Total debt - comprising of all liabilities of the Group (B)	271,217,631	271,380,794
Overall financing (C) = (A) + (B)	$512,826,507	$574,605,215
Gearing ratio (B) / (C)	0.53	0.47